Organization and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule Of Estimated Useful Life	Depreciation is provided over the following estimated useful lives:
Plant machinery	3 to 5 years
Furniture and fixtures	3 to 5 years
Motor vehicles	5 years
Office and computer equipment	3 to 5 years

Schedule Of Foreign Currency Used	Applicable functional currencies are:
SPI, SPO, and SPP	Swiss francs – CHF
SPLAM	Brazilian Real – BRL
SPMSA and SPHSA	South African Rand – ZAR

Schedule Of Foreign Currency Conversion Rate

Exchange rates used for conversion of foreign items to USD at the end of each period and the average for the period were:

	2012	2011
CHF:
Reporting date	1.0942	1.0640
Average for period	1.0667	1.1331

BRL:
Reporting date	0.4880	0.5357
Average for period	0.5133	0.5998

ZAR:
Reporting date	0.1178	0.1228
Average for period	0.1219	0.1385